Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Estimated Useful Life
Asset Description	Estimated Useful life (Years)
Furniture and Equipment	3-5
Leasehold Improvement	Term or lease or 3-5 whichever is shorter
Vehicles	5

Fixed Assets
6/30/2018
Furniture and Equipment	$10,617
Computers and Equipment
Intangible Assets	2,344
Accumulated Depreciation
Net Fixed Assets	$12,961